Other Losses (Details) - Schedule of Other Losses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Losses Abstract
Bad debt provision of trade receivables		$ (53,991)
Impairment of long-lived assets		(39,778)	(12,500)
Loss on disposal of subsidiaries	(342,953)
Others	(1)	(4,881)	(4,825)
Other gains (losses)	$ (342,954)	$ (98,650)	$ (17,325)